INVESTMENTS - Long-term investments (Cost method investments) - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Cost Method Investee ANJUKE Inc USD ($)	Dec. 31, 2011 Cost Method Investee ANJUKE Inc CNY
Schedule of Investments [Line Items]
Carrying amount of cost method investments	$ 61.91	389.63	204.35
Cash consideration for a cost method investment				$ 23.00	144.76